Disclosure of detailed information about entity reportable segments (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Property, plant and equipment	$ 16,275	$ 35,403
Intangible assets	1	1
Exploration and evaluation assets	27,633,564	27,857,769
Congo [Member]
Statement [Line Items]
Property, plant and equipment	1,174	18,486
Intangible assets	0	0
Exploration and evaluation assets	27,633,564	27,857,769
Canada [Member]
Statement [Line Items]
Property, plant and equipment	15,101	16,916
Intangible assets	1	1
Exploration and evaluation assets	$ 0	$ 0